EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Earnings Per Share [Abstract]
Income from continuing operations before attribution of noncontrolling interests		$ 3,405	$ 4,306	$ 4,858	$ 4,817	$ 383	$ 2,916	$ 253	$ 3,952	$ 17,386		$ 7,504		$ 13,616
Less: Noncontrolling interests from continuing operations										90		192		227
Net income from continuing operations (for EPS purposes)										17,296		7,312		13,389
Income (loss) from discontinued operations, net of taxes		(45)	(10)	6	(5)	(1)	(16)	(22)	37	(54)		(2)		270
Citigroup’s net income		$ 3,335	$ 4,291	$ 4,846	$ 4,770	$ 344	$ 2,841	$ 181	$ 3,944	17,242		7,310		13,659
Less: Preferred dividends										769		511		194
Net income available to common shareholders										16,473		6,799		13,465
Less: Dividends and undistributed earnings allocated to employee restricted and deferred shares with nonforfeitable rights to dividends, applicable to basic EPS										224		111		263
Net income allocated to common shareholders for basic EPS										16,249		6,688		13,202
Add: Interest expense, net of tax, and dividends on convertible securities and adjustment of undistributed earnings allocated to employee restricted and deferred shares with nonforfeitable rights to dividends, applicable to diluted EPS										0		1		1
Net income allocated to common shareholders for diluted EPS										$ 16,249		$ 6,689		$ 13,203
Weighted-average common shares outstanding applicable to basic EPS (in shares)										3,004.0		3,031.6		3,035.8
Effect of dilutive securities
Options (in shares)										3.6		5.1		5.3
Other employee plans (in shares)										0.1		0.3		0.5
Adjusted weighted-average common shares outstanding applicable to diluted EPS (in shares)										3,007.7		3,037.0		3,041.6
Basic earnings per share
Income from continuing operations (in dollars per share)		$ 1.04	$ 1.36	$ 1.51	$ 1.51	$ 0.06	$ 0.89	$ 0.03	$ 1.23	$ 5.43	[1]	$ 2.21	[1]	$ 4.26	[1]
Discontinued operations (in dollars per share)	[1]									(0.02)		0.00		0.09
Net income (in dollars per share)		1.02	1.36	1.52	1.51	0.06	0.88	0.03	1.24	5.41	[1]	2.21	[1]	4.35	[1]
Diluted earnings per share
Income from continuing operations (in dollars per share)		1.03	1.36	1.51	1.51	0.06	0.88	0.03	1.22	5.42	[1]	2.20	[1]	4.25	[1]
Discontinued operations (in dollars per share)	[1]									(0.02)		0.00		0.09
Net income (in dollars per share)		1.02	$ 1.35	$ 1.51	$ 1.51	0.06	$ 0.88	$ 0.03	$ 1.23	$ 5.40	[1]	$ 2.20	[1]	$ 4.34	[1]
Weighted-average options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per common share (in shares)										0.9		2.8		4.8
Antidilutive securities exercise price (in dollars per share)		199.16				153.91				$ 199.16		$ 153.91		$ 101.11
Warrants issued to U.S. Treasury as part of TARP and loss-sharing agreement | Warrant with the exercise price of $178.50
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per common share (in shares)										21.0		21.0
Antidilutive securities exercise price (in dollars per share)		178.50				178.50				$ 178.50		$ 178.50
Warrants issued to U.S. Treasury as part of TARP and loss-sharing agreement | Warrant with the exercise price of $106.10
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per common share (in shares)										25.5		25.5
Antidilutive securities exercise price (in dollars per share)		$ 106.10				$ 106.10				$ 106.10		$ 106.10

[1]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.